Income Tax - Summary of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 0	$ (3)	$ 0
State	1,982	2,141	2,784
Foreign	6,013	6,263	3,330
Current Income Tax Expense (Benefit)	7,995	8,401	6,114
Deferred:
Federal	(58,125)	1,320	2,575
State	(2,596)	2,244	(768)
Foreign	661	334	56
Deferred Income Tax Expense (Benefit)	(60,060)	3,898	1,863
Provision (benefit) for income taxes	$ (52,065)	$ 12,299	$ 7,977